Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Performance shares granted
(a)	Performance shares granted as of December 31, 2023 are as follows:

	Expired	Not expired
Type	Cash-settled share-based payment
Performance conditions	Relative stock price linked (20.0%), management index (80.0%)
Exercising period	4 years from the commencement date of the year to which the grant date belongs
Estimated number of shares vested at December 31, 2023	730,250	2,480,651
Fair value per share in Korean won (*)	~~W~~ 44,222, ~~W~~ 33,122, ~~W~~ 37,387, ~~W~~ 37,081 and ~~W~~ 38,156 for the expiration of exercising period from 2019 to 2023	~~W~~ 40,150

(*)
Based on performance-based stock compensation, the reference stock price (the arithmetic average of the weighted average share price of transaction volume for the past two months, the past one month, and the past one week from the day before the base date) of four years after the commencement of the grant year is paid in cash, and the fair value of the reference stock price to be paid in the future is assessed as the closing price of the settlement.

Summary of Share-based compensation costs
(b)	Share-based compensation costs for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
7 th (*)	~~W~~	(1)	(1)	(2)
Performance shares		4,286	32,899	37,185

	~~W~~	4,285	32,898	37,183

	2022
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	3,159	25,092	28,251

	2023
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	5,123	36,751	41,874

(*)	As of December 31, 2021, all stock options have expired.

Summary of Accrued expenses and the intrinsic value
(c)	Accrued expenses recognized related to share-based payment transactions as of December 31, 2021, 2022 and 2023 are as follows:

	2021 (*)
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	10,598	82,498	93,096

(*)	As of December 31, 2021, all stock options have expired.

	2022
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	12,746	91,469	104,215

	2023
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	16,079	111,056	127,135